SUPPLEMENT DATED JUNE 10, 2026 TO THE:
INVESCO EXCHANGE-TRADED FUND TRUST II
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 19, 2025, OF:
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 23, 2026, OF:
Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 27, 2026, OF:
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 19, 2025, OF:
Invesco Investment Grade Defensive ETF (IIGD)
(collectively, the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Effective July 1, 2026, Gregory Meisenger will no longer serve as a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to Mr. Meisenger will be removed from the Funds’ Summary and Statutory Prospectuses and Statements of Additional Information.
P-TRUST II-SIFT-SUMSTATSAI-SUP 061026